Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
January 31, 2026
IES-NPRT1-0426
1.9892243.106
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 6.4%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
JB Hi-Fi Ltd	7,252	412,274
Financials - 1.7%
Capital Markets - 0.3%
ASX Ltd	19,691	790,150
Financial Services - 0.4%
Washington H Soul Pattinson & Co Ltd	33,280	899,699
Insurance - 1.0%
Medibank Pvt Ltd	271,165	877,637
QBE Insurance Group Ltd	67,297	930,641
Suncorp Group Ltd	69,505	827,759
		2,636,037
TOTAL FINANCIALS		4,325,886
Health Care - 0.2%
Health Care Providers & Services - 0.1%
EBOS Group Ltd	17,344	269,711
Health Care Technology - 0.1%
Pro Medicus Ltd	2,204	284,284
TOTAL HEALTH CARE		553,995
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	30,268	474,975
Information Technology - 0.1%
Software - 0.1%
Technology One Ltd	16,180	285,525
Materials - 4.0%
Metals & Mining - 4.0%
BHP Group Ltd	91,688	3,248,214
Fortescue Ltd	106,296	1,563,779
Rio Tinto Ltd	17,941	1,904,766
Rio Tinto PLC	38,787	3,586,332
TOTAL MATERIALS		10,303,091
TOTAL AUSTRALIA		16,355,746
AUSTRIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Raiffeisen Bank International AG	25,602	1,299,922
CANADA - 12.7%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Quebecor Inc Class B	83,267	3,054,220
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Dollarama Inc	5,032	681,883
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Loblaw Cos Ltd	39,178	1,772,652
Metro Inc/CN	19,718	1,316,183
TOTAL CONSUMER STAPLES		3,088,835
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	6,009	112,135
Enbridge Inc	5,444	267,225
Imperial Oil Ltd	1,441	146,393
Pembina Pipeline Corp	3,569	149,122
TOTAL ENERGY		674,875
Financials - 3.3%
Capital Markets - 0.3%
TMX Group Ltd	21,210	787,377
Insurance - 3.0%
Definity Financial Corp	14,998	738,077
Fairfax Financial Holdings Ltd Subordinate Voting Shares	613	1,017,236
Great-West Lifeco Inc	22,686	1,067,833
iA Financial Corp Inc	8,616	1,064,537
Intact Financial Corp	5,220	955,648
Manulife Financial Corp	39,299	1,505,328
Power Corp of Canada Subordinate Voting Shares	23,600	1,196,774
		7,545,433
TOTAL FINANCIALS		8,332,810
Industrials - 0.6%
Professional Services - 0.2%
Thomson Reuters Corp	4,118	457,521
Trading Companies & Distributors - 0.4%
Finning International Inc	15,111	952,870
TOTAL INDUSTRIALS		1,410,391
Information Technology - 0.3%
IT Services - 0.2%
CGI Inc Class A	5,015	432,190
Software - 0.1%
Constellation Software Inc/Canada	211	391,563
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	40	0
		391,563
TOTAL INFORMATION TECHNOLOGY		823,753
Materials - 3.8%
Metals & Mining - 3.8%
Agnico Eagle Mines Ltd/CA	18,021	3,444,637
Kinross Gold Corp	112,788	3,571,503
Lundin Gold Inc	35,688	2,690,271
TOTAL MATERIALS		9,706,411
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
FirstService Corp Subordinate Voting Shares	12,043	1,876,152
Utilities - 1.1%
Multi-Utilities - 1.1%
Canadian Utilities Ltd Class A	88,739	2,887,958
TOTAL CANADA		32,537,288
CHINA - 0.8%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	15,178	874,928
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	218,000	1,151,174
TOTAL CHINA		2,026,102
DENMARK - 1.8%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	3,102	251,531
Consumer Staples - 0.7%
Beverages - 0.7%
Carlsberg AS Series B	13,856	1,882,873
Financials - 0.4%
Banks - 0.4%
AL Sydbank	10,018	912,077
Health Care - 0.6%
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	25,451	1,498,346
TOTAL DENMARK		4,544,827
FINLAND - 1.2%
Financials - 0.6%
Banks - 0.6%
Nordea Bank Abp (Sweden)	80,122	1,555,872
Health Care - 0.1%
Pharmaceuticals - 0.1%
Orion Oyj B Shares	5,166	428,050
Industrials - 0.5%
Machinery - 0.5%
Kone Oyj B Shares	16,055	1,157,832
TOTAL FINLAND		3,141,754
FRANCE - 5.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
FDJ UNITED	14,723	391,290
Sodexo SA	7,856	403,182
TOTAL CONSUMER DISCRETIONARY		794,472
Consumer Staples - 0.8%
Food Products - 0.8%
Danone SA	26,095	2,043,931
Energy - 0.1%
Energy Equipment & Services - 0.0%
Technip Energies NV	2,386	93,783
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	552	119,189
TOTAL ENERGY		212,972
Industrials - 2.1%
Aerospace & Defense - 0.4%
Dassault Aviation SA	2,499	950,745
Building Products - 0.4%
Cie de Saint-Gobain SA	10,337	1,023,391
Construction & Engineering - 0.8%
Bouygues SA	19,189	1,041,194
Eiffage SA	6,007	892,921
		1,934,115
Professional Services - 0.5%
Bureau Veritas SA	25,958	836,873
Teleperformance SE	7,918	514,313
		1,351,186
TOTAL INDUSTRIALS		5,259,437
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	4,093	638,844
Utilities - 1.5%
Multi-Utilities - 1.5%
Engie SA	132,463	3,955,374
TOTAL FRANCE		12,905,030
GERMANY - 4.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
TUI AG (b)	51,159	548,726
Financials - 1.5%
Insurance - 1.5%
Allianz SE	5,069	2,242,079
Hannover Rueck SE	2,853	810,504
Talanx AG	5,845	740,548
TOTAL FINANCIALS		3,793,131
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius Medical Care AG	8,331	375,725
Fresenius SE & Co KGaA	9,987	560,904
TOTAL HEALTH CARE		936,629
Industrials - 1.9%
Construction & Engineering - 0.7%
HOCHTIEF AG	4,241	1,790,074
Machinery - 0.8%
Gea Group Ag	13,741	987,357
Knorr-Bremse AG	9,498	1,112,416
		2,099,773
Trading Companies & Distributors - 0.4%
Brenntag SE	15,483	946,755
TOTAL INDUSTRIALS		4,836,602
TOTAL GERMANY		10,115,088
HONG KONG - 1.4%
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Sino Land Co Ltd	2,292,055	3,457,291
INDONESIA - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	7,177	522,269
IRELAND - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
Kerry Group PLC Class A	18,932	1,684,680
ISRAEL - 3.3%
Financials - 2.6%
Banks - 2.2%
Bank Hapoalim BM	49,030	1,219,563
Bank Leumi Le-Israel BM	51,093	1,235,497
First International Bank of Israel Ltd	10,665	911,756
Israel Discount Bank Ltd Class A	84,669	1,004,116
Mizrahi Tefahot Bank Ltd	12,799	1,008,050
		5,378,982
Insurance - 0.4%
Phoenix Financial Ltd	22,296	1,089,404
TOTAL FINANCIALS		6,468,386
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.6%
Tower Semiconductor Ltd (b)	11,199	1,527,071
Software - 0.1%
Nice Ltd (b)	3,488	373,698
TOTAL INFORMATION TECHNOLOGY		1,900,769
TOTAL ISRAEL		8,369,155
ITALY - 3.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	17,801	438,787
Consumer Staples - 0.6%
Beverages - 0.6%
Coca-Cola HBC AG	27,237	1,476,351
Financials - 1.4%
Banks - 0.4%
Banco BPM SpA	75,658	1,135,883
Financial Services - 0.4%
Poste Italiane SpA (d)(e)	40,967	1,081,947
Insurance - 0.6%
Generali	30,559	1,250,232
TOTAL FINANCIALS		3,468,062
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	6,971	384,300
Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	3,281	430,918
Utilities - 1.5%
Gas Utilities - 1.5%
Italgas SpA	316,905	3,811,531
TOTAL ITALY		10,009,949
JAPAN - 20.9%
Communication Services - 2.8%
Entertainment - 1.0%
Capcom Co Ltd	96,900	2,472,439
Interactive Media & Services - 0.6%
LY Corp	677,300	1,741,327
Wireless Telecommunication Services - 1.2%
KDDI Corp	174,300	2,945,112
TOTAL COMMUNICATION SERVICES		7,158,878
Consumer Discretionary - 1.7%
Automobiles - 0.3%
Subaru Corp	33,600	724,667
Broadline Retail - 0.2%
J Front Retailing Co Ltd	42,300	617,938
Leisure Products - 0.4%
Bandai Namco Holdings Inc	20,800	540,698
Sankyo Co Ltd	30,400	476,022
		1,016,720
Specialty Retail - 0.8%
Sanrio Co Ltd	14,500	446,956
Shimamura Co Ltd	7,800	524,601
USS Co Ltd	53,100	587,591
ZOZO Inc	57,800	478,107
		2,037,255
TOTAL CONSUMER DISCRETIONARY		4,396,580
Consumer Staples - 2.1%
Beverages - 0.6%
Suntory Beverage & Food Ltd	48,200	1,522,615
Food Products - 0.6%
Toyo Suisan Kaisha Ltd	22,800	1,630,261
Tobacco - 0.9%
Japan Tobacco Inc	60,700	2,196,076
TOTAL CONSUMER STAPLES		5,348,952
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	9,000	200,875
Financials - 3.0%
Banks - 1.2%
Hachijuni Nagano Bank Ltd	81,500	1,017,033
Iyogin Holdings Inc	62,800	1,168,798
Mebuki Financial Group Inc	137,700	1,038,597
		3,224,428
Insurance - 1.8%
Japan Post Holdings Co Ltd	91,000	1,093,994
MS&AD Insurance Group Holdings Inc	43,700	1,113,888
Sompo Holdings Inc	32,200	1,109,654
Tokio Marine Holdings Inc	33,900	1,258,559
		4,576,095
TOTAL FINANCIALS		7,800,523
Health Care - 0.8%
Health Care Providers & Services - 0.1%
Medipal Holdings Corp	22,800	413,699
Pharmaceuticals - 0.7%
Ono Pharmaceutical Co Ltd	35,200	525,399
Otsuka Holdings Co Ltd	10,700	640,987
Shionogi & Co Ltd	26,500	545,255
		1,711,641
TOTAL HEALTH CARE		2,125,340
Industrials - 4.8%
Building Products - 0.2%
Sanwa Holdings Corp	28,100	637,559
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co Ltd	50,000	897,025
Secom Co Ltd	23,100	847,419
TOPPAN Holdings Inc	29,000	895,605
		2,640,049
Construction & Engineering - 0.5%
Kajima Corp	32,300	1,319,137
Industrial Conglomerates - 0.6%
Hikari Tsushin Inc	2,400	661,377
Sekisui Chemical Co Ltd	44,200	783,084
		1,444,461
Trading Companies & Distributors - 2.5%
ITOCHU Corp	126,400	1,615,029
Mitsui & Co Ltd	57,900	1,889,840
Sojitz Corp	32,000	1,167,483
Sumitomo Corp	37,400	1,515,056
		6,187,408
TOTAL INDUSTRIALS		12,228,614
Information Technology - 1.1%
IT Services - 0.8%
NEC Corp	21,700	732,899
Obic Co Ltd	13,900	387,192
Otsuka Corp	23,700	470,436
TIS Inc	14,600	425,715
		2,016,242
Software - 0.1%
Trend Micro Inc/Japan	7,700	301,990
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	27,000	549,942
TOTAL INFORMATION TECHNOLOGY		2,868,174
Materials - 1.5%
Chemicals - 0.6%
Kuraray Co Ltd	145,700	1,573,080
Paper & Forest Products - 0.9%
Oji Holdings Corp	372,500	2,209,983
TOTAL MATERIALS		3,783,063
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Daito Trust Construction Co Ltd	186,200	3,784,111
Utilities - 1.5%
Gas Utilities - 1.5%
Tokyo Gas Co Ltd	86,600	3,843,275
TOTAL JAPAN		53,538,385
MEXICO - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Fresnillo PLC	91,979	4,672,597
NETHERLANDS - 2.5%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Koninklijke KPN NV	560,145	2,737,475
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Koninklijke Ahold Delhaize NV	50,146	1,966,268
Food Products - 0.0%
Magnum Ice Cream Co NV/The	9,293	165,765
TOTAL CONSUMER STAPLES		2,132,033
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	3,884	139,635
Financials - 0.3%
Capital Markets - 0.3%
Euronext NV (d)	5,218	731,875
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	6,973	654,343
TOTAL NETHERLANDS		6,395,361
NORWAY - 1.2%
Consumer Staples - 0.7%
Food Products - 0.7%
Orkla ASA	160,683	1,911,648
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	4,802	128,566
Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	29,913	1,030,075
TOTAL NORWAY		3,070,289
SINGAPORE - 2.2%
Financials - 1.0%
Banks - 0.6%
Oversea-Chinese Banking Corp Ltd	97,781	1,635,848
Capital Markets - 0.4%
Singapore Exchange Ltd	75,800	1,053,076
TOTAL FINANCIALS		2,688,924
Real Estate - 1.2%
Diversified REITs - 1.2%
CapitaLand Integrated Commercial Trust	1,588,285	2,991,333
TOTAL SINGAPORE		5,680,257
SPAIN - 3.1%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	8,014	539,806
Specialty Retail - 0.4%
Industria de Diseno Textil SA	15,523	1,015,682
TOTAL CONSUMER DISCRETIONARY		1,555,488
Financials - 0.9%
Banks - 0.6%
CaixaBank SA	108,433	1,438,965
Insurance - 0.3%
Mapfre SA	182,762	838,817
TOTAL FINANCIALS		2,277,782
Information Technology - 0.3%
IT Services - 0.3%
Indra Sistemas SA (f)	12,454	808,948
Utilities - 1.3%
Electric Utilities - 1.3%
Endesa SA	91,982	3,402,067
TOTAL SPAIN		8,044,285
SWEDEN - 2.3%
Consumer Staples - 0.8%
Household Products - 0.8%
Essity AB B Shares	71,537	2,126,978
Financials - 0.4%
Capital Markets - 0.4%
Nordnet AB	28,617	932,321
Industrials - 1.1%
Building Products - 0.3%
Assa Abloy AB B Shares	23,009	935,462
Machinery - 0.8%
Atlas Copco AB A Shares	64,082	1,330,178
SKF AB B Shares	24,448	642,391
		1,972,569
TOTAL INDUSTRIALS		2,908,031
TOTAL SWEDEN		5,967,330
SWITZERLAND - 5.5%
Financials - 1.3%
Capital Markets - 0.3%
Swissquote Group Holding SA	1,212	689,693
Consumer Finance - 0.3%
Cembra Money Bank AG	6,933	889,077
Insurance - 0.7%
Zurich Insurance Group AG	2,332	1,662,578
TOTAL FINANCIALS		3,241,348
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	622	170,837
Straumann Holding AG	1,438	173,856
		344,693
Health Care Providers & Services - 0.1%
Galenica AG (d)(e)	1,155	144,891
TOTAL HEALTH CARE		489,584
Industrials - 0.7%
Building Products - 0.4%
Geberit AG	1,264	967,800
Electrical Equipment - 0.3%
Accelleron Industries AG	9,212	882,859
TOTAL INDUSTRIALS		1,850,659
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Logitech International SA	6,085	526,595
Materials - 1.4%
Chemicals - 1.4%
EMS-Chemie Holding AG	2,175	1,697,520
Givaudan SA	479	1,858,648
TOTAL MATERIALS		3,556,168
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
PSP Swiss Property AG	21,830	4,394,065
TOTAL SWITZERLAND		14,058,419
UNITED KINGDOM - 13.3%
Communication Services - 2.6%
Interactive Media & Services - 1.2%
Autotrader Group PLC (d)(e)	222,078	1,639,536
Rightmove PLC	225,993	1,533,228
		3,172,764
Wireless Telecommunication Services - 1.4%
Vodafone Group PLC	2,390,893	3,523,690
TOTAL COMMUNICATION SERVICES		6,696,454
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
InterContinental Hotels Group PLC	4,463	601,612
Leisure Products - 0.2%
Games Workshop Group PLC	2,113	494,376
TOTAL CONSUMER DISCRETIONARY		1,095,988
Consumer Staples - 2.6%
Household Products - 0.8%
Reckitt Benckiser Group PLC	24,439	2,043,039
Personal Care Products - 1.1%
Unilever PLC	42,538	2,883,907
Tobacco - 0.7%
Imperial Brands PLC	41,367	1,740,441
TOTAL CONSUMER STAPLES		6,667,387
Financials - 2.8%
Banks - 1.2%
NatWest Group PLC	163,043	1,488,290
Standard Chartered PLC	58,047	1,483,176
		2,971,466
Capital Markets - 0.8%
3i Group PLC	21,909	1,007,466
IG Group Holdings PLC	53,095	985,062
		1,992,528
Insurance - 0.8%
Aviva PLC	113,218	987,800
Beazley PLC	68,686	1,067,902
		2,055,702
TOTAL FINANCIALS		7,019,696
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hikma Pharmaceuticals PLC	14,989	314,495
Industrials - 1.8%
Aerospace & Defense - 0.6%
BAE Systems PLC	49,959	1,353,300
Construction & Engineering - 0.3%
Balfour Beatty PLC	90,549	887,187
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	68,000	550,725
Smiths Group PLC	22,664	780,627
		1,331,352
Professional Services - 0.4%
RELX PLC	26,526	938,764
TOTAL INDUSTRIALS		4,510,603
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.3%
Halma PLC	13,480	655,567
Software - 0.1%
Sage Group PLC/The	35,742	469,575
TOTAL INFORMATION TECHNOLOGY		1,125,142
Utilities - 2.6%
Independent Power and Renewable Electricity Producers - 1.3%
Drax Group PLC	278,798	3,447,051
Multi-Utilities - 1.3%
Centrica PLC	1,233,364	3,231,798
TOTAL UTILITIES		6,678,849
TOTAL UNITED KINGDOM		34,108,614
UNITED STATES - 5.0%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Shell PLC	11,521	441,723
Health Care - 2.7%
Health Care Equipment & Supplies - 0.1%
Alcon AG	3,884	314,836
Pharmaceuticals - 2.6%
GSK PLC	42,767	1,101,262
Haleon PLC	128,005	665,556
Novartis AG	11,556	1,720,081
Roche Holding AG non-voting shares	4,443	2,023,453
Sanofi SA	10,095	951,154
		6,461,506
TOTAL HEALTH CARE		6,776,342
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Waste Connections Inc	5,316	894,277
Materials - 1.8%
Construction Materials - 1.8%
Buzzi SpA	32,780	1,868,723
Holcim AG	26,205	2,706,767
TOTAL MATERIALS		4,575,490
TOTAL UNITED STATES		12,687,832
TOTAL COMMON STOCKS (Cost $216,783,890)		255,192,470

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $34,960)	3.82	35,000	34,965

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	259,808	259,860
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	760,176	760,252
TOTAL MONEY MARKET FUNDS (Cost $1,020,166)			1,020,112

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $217,839,016)	256,247,547
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(275,086)
NET ASSETS - 100.0%	255,972,461

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	5	3/2026	759,200	31,138

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,598,249 or 1.4% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,866,374 or 1.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Includes $14,432 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,965.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	228,981	999,897	969,085	2,512	67	-	259,860	259,808	0.0%
Fidelity Securities Lending Cash Central Fund	-	2,348,086	1,587,769	529	(11)	(54)	760,252	760,176	0.0%
Total	228,981	3,347,983	2,556,854	3,041	56	(54)	1,020,112

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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